OTHER FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
OTHER FINANCIAL ASSETS AND LIABILITIES	OTHER FINANCIAL ASSETS AND LIABILITIES

	As of December 31,
	2023	2022
Other financial assets
Current
Foreign exchange forward contracts	10,408	3,509
Convertible notes	3,359	2,491
Interest rate SWAP	852	155
Equity instruments	611	371
Equity forward contract	188	—
Others	—	3
TOTAL	15,418	6,529

Non-current
Equity instruments	28,743	27,521
Convertible notes	5,751	4,193
Equity forward contract	370	—
Interest rate SWAP	—	3,261
Others	—	3
TOTAL	34,864	34,978

Other financial liabilities
Current
Other financial liabilities related to business combinations (note 26) (1)	67,766	50,889
Put option on minority interest of GUT	13,006	—
Equity forward contract	393	981
Foreign exchange forward contracts	311	3,575
Put option on minority interest of Walmeric	—	3,871
Others	28	—
TOTAL	81,504	59,316

Non-current
Other financial liabilities related to business combinations (note 26)	99,737	69,635
Put option on minority interest of GUT	62,807	—
Equity forward contract	774	2,905
Put option on minority interest of Walmeric	—	5,515
TOTAL	163,318	78,055

(1) As part of the acquisition of Grupo ASSA and Pentalog, the sellers agreed to indemnify the Company for the outcome of certain contingencies. As a result, the Company has recognized an indemnification asset for a total amount of 10,067 and 6,071, as of December 31, 2023 and 2022, respectively. The consideration for these acquisitions includes 19,664 and 9,398 as of December 31, 2023 and 2022, respectively which is subject to adjustments, deductions and withholdings related to the indemnified contingencies. Consequently, the Company has off-set the indemnification asset against the amount payable to the sellers.
18.1 Equity Instruments

Digital House investment

On December 31, 2020, Globant España S.A. entered into a share purchase agreement along side other two partners to acquire between the three of them 614,251 shares of Digital House Group Ltd, which 204,750 correspond to Globant España S.A, such amount was acquired for 9,167. On April 22, 2021, the Company entered into a subscription agreement pursuant to which the investors sell their participation in Acamica in exchange for an increase in Digital House's investment for 5,848. On September 30, 2021, the Company paid an additional 862. On July 7, 2022, the Company paid an additional 4,148, increasing it's investment to 17.2%. As of December 31, 2023, the Company has a 17.2% equity interest on Digital House, and the amount disclosed is 20,502 as other financial assets non-current.

As of December 31, 2023,and 2022 the Company recognized a loss of 2,372 and a gain 2,850, respectively, included in the line item "Net change in fair value on financial assets measured at FVOCI".

ELSA investment

On January 15, 2021, Globant España, signed a stock purchase agreement and acquired 4% of ELSA, Corp., for 2,700.On June 21, 2023, the Company paid and additional 1,130, increasing it's investment to 4.3%

As of December 31, 2023, and 2022 the Company recognized a gain of 2,640 and a loss of 2,047, respectively included in the line item "Net change in fair value on financial assets measured at FVOCI"

V.U investment

On April, 23, 2021, Globant España, signed a stock purchase agreement and acquired 3% of VU Inc., for 2,200.On September 18, 2023, the Company paid additional 618, increasing it´s investment to 3.1%.

As of December 31, 2023, the Company recognized a loss of 220 included in the line item "Net change in fair value on financial assets measured at FVOCI"

Singularity investment

On July 8, 2019 ("issuance date"), Globant España S.A. and Singularity Education Group, agreed into a note purchase agreement whereby Globant España S.A. provides financing facility for 1,250. Interest on the entire outstanding principal balance is computed at an annual rate of 5%. Singularity Education Group shall repay the loan in full within 1 year from the effective date. Globant España S.A has the right to convert any portion of the outstanding principal into Conversion Shares of Singularity Education Group.

On August 27, 2020 Globant España S.A decided to convert all the outstanding principal into shares as mentioned in the previous note purchase agreement, Singularity Education Group issued through purchase conversion 10,655,788 shares at $0.1231 per share for a total amount of 1,311, such amount is disclosed as other financial asset non-current.

As of December 31, 2022, the Company recognized a loss of 555 included in the line item "Net change in fair value on financial assets measured at FVOCI". As of December 31, 2023, the Company did not recognize any remeasurement in other comprehensive income.

Queiban investment

On September 12, 2022, Globant España S.A. signed a stock purchase agreement and acquired 3.77% of Queiban S.A. for 1,000.

As of December 31, 2023, the Company recognized a loss of 576 included in the line item "Net change in fair value on financial assets measured at FVOCI".
Latam Airlines investment

In connection with Latam Airlines Group S.A.'s Chapter 11 reorganization plan filed before the United States Bankruptcy Court for the Southern District of New York, the Company received convertible bonds which, on December 23, 2022, were converted into less than 1% of shares of Latam Airlines Group S.A. for 371.

As of December 31, 2023, the Company recognized a gain of 249 included in the line item "Net change in fair value on financial assets measured at FVOCI".